UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2004

Check here if Amendment [  ];       Amendment Number
                                                     ------------------

This Amendment (Check only one):             [  ]     is a restatement,
                                             [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CJ Capital Management, LLC
         ----------------------------------------------------------------------
Address: 231 South Bemiston, Suite 750
         ----------------------------------------------------------------------
         St. Louis, Missouri 63105
         ----------------------------------------------------------------------


Form 13F File Number:               28-10055

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper
                  -------------------------------------------------------------

         Title:   President
                  -------------------------------------------------------------

         Phone:   (314) 863-0755
                  -------------------------------------------------------------

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper       St. Louis, Missouri        8/13/04
         ----------------------     ----------------------     ----------------
         [Signature]                [City, State]              [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                   -0-

         Form 13F Information Table Entry Total:              87

         Form 13F Information Table Value Total:              $86,629,000.00

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None.


                                                             FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
          Column 1            Column 2  Column 3  Column 4               Column 5     Column 6   Column 7          Column 8
-----------------------------------------------------------------------------------------------------------------------------------
       Names of Issuer        Title of   CUSIP     Value     Shrs or Prn  Sh/  Pct/   Investment   Other
                               Class              (X 1000)        Amt     Prn  Call   Discretion  Managers    Sole     Shared  None
-----------------------------------------------------------------------------------------------------------------------------------


3 M Company                   Common    88579Y101   1,062       11,796    Sh            Sole                11,796
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc.             Common    718154107     315        6,300    Sh            Sole                 6,300
-----------------------------------------------------------------------------------------------------------------------------------
American Express              Common    025816109   2,754       53,597    Sh            Sole                53,597
-----------------------------------------------------------------------------------------------------------------------------------
American Int. Group           Common    026874107   1,161       16,293    Sh            Sole                16,293
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Co.         Common    029712106     250        6,200    Sh            Sole                 6,200
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                    Common    031162100     722       13,230    Sh            Sole                13,230
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices                Common    032654105     607       12,900    Sh            Sole                12,900
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch                Common    035229103  14,659      271,461    Sh            Sole               271,461
-----------------------------------------------------------------------------------------------------------------------------------
Arotech Corp.                 Common    042682104     191       91,500    Sh            Sole                91,500
-----------------------------------------------------------------------------------------------------------------------------------
Auto Data Processing          Common    053015103     285        6,800    Sh            Sole                 6,800
-----------------------------------------------------------------------------------------------------------------------------------
Axeda Systems                 Common    054959101     360      336,200    Sh            Sole               336,200
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America               Common    060505104   1,207       14,260    Sh            Sole                14,260
-----------------------------------------------------------------------------------------------------------------------------------
BEA Systems Inc.              Common    073325102     123       15,000    Sh            Sole                15,000
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc. Del   CLB       084670207   1,900          643    Sh            Sole                   643
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                    Common    097023105     485        9,500    Sh            Sole                 9,500
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC Adr F                  Sponsored 055622104     774       14,455    Sh            Sole                14,455
                              ADR
-----------------------------------------------------------------------------------------------------------------------------------
Brinker International Inc.    Common    109641100     546       16,000    Sh            Sole                16,000
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb          Common    110122108     233        9,504    Sh            Sole                 9,504
------------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.        Common    141665109     251        5,500    Sh            Sole                 5,500
-----------------------------------------------------------------------------------------------------------------------------------
Chevrontexaco Corp.           Common    166764100     516        5,487    Sh            Sole                 5,487
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                 Common    17275R102   2,843      119,950    Sh            Sole               119,950
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                Common    172967101     372        8,000    Sh            Sole                 8,000
-----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive             Common    194162103     321        5,500    Sh            Sole                 5,500
-----------------------------------------------------------------------------------------------------------------------------------
Comcast CP Spec CLA           Common    200300200     221        8,000    Sh            Sole                 8,000
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                Common    20825C104     308        4,034    Sh            Sole                 4,034
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.   Common    222372104     410        5,839    Sh            Sole                 5,839
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                 Common    235851102     723       13,950    Sh            Sole                13,950
-----------------------------------------------------------------------------------------------------------------------------------
Disney, Walt Hldg.            Common    254687106   1,624       63,700    Sh            Sole                63,700
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                     Common    268648102     137       12,000    Sh            Sole                12,000
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.          Common    291011104   1,295       20,376    Sh            Sole                20,376
-----------------------------------------------------------------------------------------------------------------------------------
Engineered Support Sys.       Common    292866100     334        5,700    Sh            Sole                 5,000
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.             Common    30231G102   2,324       52,319    Sh            Sole                52,319
-----------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assn.        Common    313586109     428        6,000    Sh            Sole                 6,000
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                   Common    31428X106     703        8,600    Sh            Sole                 8,600
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC Vtg Com                 Common    313400301   1,608       25,400    Sh            Sole                25,400
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Co. Inc.              Common    364730101     840        9,900    Sh            Sole                 9,900
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics              Common    369550108     298        3,000    Sh            Sole                 3,000
-----------------------------------------------------------------------------------------------------------------------------------
General Electric              Common    369604103   1,856       57,288    Sh            Sole                57,288
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                  Common    375766102     545       12,860    Sh            Sole                12,860
-----------------------------------------------------------------------------------------------------------------------------------
Glaxosmithkline PLC           Common    37733W105     294        7,100    Sh            Sole                 7,100
-----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                 Common    401698105     525        9,400    Sh            Sole                 9,400
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot                    Common    437076102   1,848       52,500    Sh            Sole                52,500
-----------------------------------------------------------------------------------------------------------------------------------
Hugoton RTY TR TEX            Unit Ben  444717102     594       26,000    Sh            Sole                26,000
                              Int
-----------------------------------------------------------------------------------------------------------------------------------
Infrasource Svcs.             Common    45684P102     123       10,000    Sh            Sole                10,000
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                   Common    458140100   1,975       71,540    Sh            Sole                71,540
-----------------------------------------------------------------------------------------------------------------------------------
International Business        Common    459200101   1,217       13,810    Sh            Sole                13,810
Machine
-----------------------------------------------------------------------------------------------------------------------------------
iShares GS Corp. Bond         Common    464287242     531        4,933    Sh            Sole                 4,933
-----------------------------------------------------------------------------------------------------------------------------------
iSharesCohen & St. Rlty.      Common    464287564     478        4,347    Sh            Sole                 4,347
-----------------------------------------------------------------------------------------------------------------------------------
iShares Russ 2000             Common    464287655     317        2,690    Sh            Sole                 2,690
-----------------------------------------------------------------------------------------------------------------------------------
iShares Russ 2000 Val         Common    464287630   1,426        8,275    Sh            Sole                 8,275
-----------------------------------------------------------------------------------------------------------------------------------
iShares S&P Midcp 400         Common    464287507   1,228       10,097    Sh            Sole                10,097
-----------------------------------------------------------------------------------------------------------------------------------
iShares S&P Smcap 600         Common    464287804     279        1,893    Sh            Sole                 1,893
-----------------------------------------------------------------------------------------------------------------------------------
iShares DJ US Utilities       Common    464287697     592       10,070    Sh            Sole                10,070
-----------------------------------------------------------------------------------------------------------------------------------
iShares DJ US Real Est        Common    464287739     656        6,493    Sh            Sole                 6,493
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson             Common    478160104   2,534       45,500    Sh            Sole                45,500
-----------------------------------------------------------------------------------------------------------------------------------
Joy Global Inc.               Common    481165108     329       11,000    Sh            Sole                11,000
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.         Common    46625H100     241        6,214    Sh            Sole                 6,214
-----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos Inc.     Common    571748102     272        6,000    Sh            Sole                 6,000
-----------------------------------------------------------------------------------------------------------------------------------
May Dept. Store               Common    577778103     321       11,682    Sh            Sole                11,682
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.              Common    580135101     501       19,261    Sh            Sole                19,261
-----------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Co.               Common    580645109     942       12,300    Sh            Sole                12,300
-----------------------------------------------------------------------------------------------------------------------------------
Measurement Special           Common    583421102     292       13,500    Sh            Sole                13,500
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic                     Common    585055106     682       14,000    Sh            Sole                14,000
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co.                   Common    589331107   1,276       26,870    Sh            Sole                26,870
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.               Common    594918104   1,428       50,004    Sh            Sole                50,004
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stnly Dn Witter        Common    617446448     237        4,500    Sh            Sole                 4,500
-----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.                 Common    620076109     452       24,750    Sh            Sole                24,750
-----------------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics           Common    640268108     200       10,000    Sh            Sole                10,000
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                  Common    68389X105     271       22,700    Sh            Sole                22,700
-----------------------------------------------------------------------------------------------------------------------------------
Pacificare Health Sys.        Common    695112102     232        6,000    Sh            Sole                 6,000
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc.                  Common    713448108     588       10,915    Sh            Sole                10,915
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                   Common    717081103   3,239       94,490    Sh            Sole                94,490
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble              Common    742718109   2,539       46,644    Sh            Sole                46,644
-----------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc.                 Common    747525103     378        5,175    Sh            Sole                 5,175
-----------------------------------------------------------------------------------------------------------------------------------
S&P Midcap 400 Ser 1          Common    595635103   4,833       43,500    Sh            Sole                43,500
-----------------------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Ind CLA       Common    806882106     294        8,650    Sh            Sole                 8,650
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                  Common    87612E106     791       18,625    Sh            Sole                18,625
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharm Ind LTD            Common    881624209     384        5,720    Sh            Sole                 5,720
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron               Common    883556102     437       14,200    Sh            Sole                14,200
-----------------------------------------------------------------------------------------------------------------------------------
Tyco Intl. Ltd                Common    902124106     601       18,134    Sh            Sole                18,134
-----------------------------------------------------------------------------------------------------------------------------------
W Holding Co., Inc.           Common    929251106     297       17,302    Sh            Sole                17,302
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores               Common    931142103   2,012       38,142    Sh            Sole                38,142
-----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                  Common    931422109     981       27,082    Sh            Sole                27,082
-----------------------------------------------------------------------------------------------------------------------------------
Whole Foods Mkt Inc.          Common    966837106     793        8,305    Sh            Sole                 8,305
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                         Common    983024100     212        5,862    Sh            Sole                 5,862
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc.                   Common    983919101     273        8,200    Sh            Sole                 8,200
-----------------------------------------------------------------------------------------------------------------------------------
Zoltek Co., Inc.              Common    98975W104      93       13,000    Sh            Sole                13,000
-----------------------------------------------------------------------------------------------------------------------------------
